Simplify Hedged Equity ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 98.2%
Equity Funds - 98.2%
iShares Core S&P 500 ETF(a)(b)
(Cost $279,657,128) ...................................................... 458,227 $ 299,318,458
Number of
Contracts Notional Amount
Purchased Options – 2.5%
Puts – Exchange-Traded – 2.5%
S&P 500 Index, April Strike Price $6,610, Expires 4/17/26(c) ............. 157 $ 103,777,000 2,418,585
S&P 500 Index, May Strike Price $6,500, Expires 5/15/26(c) ............. 158 102,700,000 2,693,900
S&P 500 Index, June Strike Price $6,290, Expires 6/18/26(c) ............. 158 99,382,000 2,546,960
7,659,445
Total Purchased Options (Cost $5,735,323) ............................................ 7,659,445
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $400,422) .......................................................... 400,422 400,422
Total Investments – 100.8%
(Cost $285,792,873) ............................................................ $ 307,378,325
Liabilities in Excess of Other Assets – (0.8)% .......................................... (2,365,920)
Net Assets – 100.0% ............................................................. $ 305,012,405
Number of
Contracts Notional Amount
Written Options – (0.7)%
Puts – Exchange-Traded – (0.3)%
S&P 500 Index, April Strike Price $5,575, Expires 4/17/26 ............... (157) $ (87,527,500) $ (122,460)
S&P 500 Index, May Strike Price $5,475, Expires 5/15/26 ............... (158) (86,505,000) (341,280)
S&P 500 Index, June Strike Price $5,300, Expires 6/18/26 ............... (158) (83,740,000) (569,590)
(1,033,330)
Calls – Exchange-Traded – (0.4)%
S&P 500 Index, April Strike Price $7,260, Expires 4/17/26 ............... (157) $ (113,982,000) $ (6,280)
S&P 500 Index, May Strike Price $7,140, Expires 5/15/26 ............... (158) (112,812,000) (79,000)
S&P 500 Index, June Strike Price $6,940, Expires 6/18/26 ............... (158) (109,652,000) (1,091,780)
(1,177,060)
Total Written Options (Premiums Received $5,750,926) .................................. $ (2,210,390)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $160,702,724 have been pledged as collateral for options as of March 31, 2026.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.